Additional Information-Parent Company Only Condensed Financial Information - Condensed balance sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	May 17, 2011 $ / shares
Current assets:
Cash and cash equivalents	¥ 2,157,200	$ 338,506	¥ 957,820
Amounts due from subsidiaries and VIEs and VIEs' subsidiaries	18,196	2,855	13,843
Prepayments and other current assets	272,075	42,695	123,536
Total current assets	8,334,165	1,307,813	3,720,166
Non-current assets:
Total non-current assets	471,000	73,909	41,275
Total assets	8,805,165	1,381,722	3,761,441
Current liabilities
Accounts payable and accrued liabilities	1,026,534	161,086	501,848
Amounts due to subsidiaries and VIEs and VIEs' subsidiaries	83,591	13,117	45,983
Total current liabilities	1,897,714	297,793	1,014,568
Total liabilities	2,067,016	324,360	1,014,568
Mezzanine equity | ¥			7,891,348	¥ 7,210,614	¥ 3,772,761
Shareholders' (deficit) / equity:
Additional paid-in capital	13,350,347	2,094,961
Accumulated other comprehensive loss	(339,118)	(53,215)	(195,928)
Accumulated deficit	(6,280,816)	(985,597)	(4,948,593)
Total Zhihu Inc.'s shareholders' (deficit)/equity	6,730,654	1,056,186	(5,144,475)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	8,805,165	1,381,722	3,761,441
Common stock per share | $ / shares						$ 1
Reportable legal entities | Zhihu Inc.
Current assets:
Cash and cash equivalents	94,427	14,818	6,834
Amounts due from subsidiaries and VIEs and VIEs' subsidiaries	12,711	1,995	11,530
Prepayments and other current assets	42,232	6,626	183
Total current assets	149,370	23,439	18,547
Non-current assets:
Investments in subsidiaries and VIEs and VIEs' subsidiaries	6,666,713	1,046,153	2,760,778
Total non-current assets	6,666,713	1,046,153	2,760,778
Total assets	6,816,083	1,069,592	2,779,325
Current liabilities
Accounts payable and accrued liabilities	30,828	4,838	5,500
Amounts due to subsidiaries and VIEs and VIEs' subsidiaries	54,601	8,568	26,952
Total current liabilities	85,429	13,406	32,452
Total liabilities	85,429	13,406	32,452
Mezzanine equity | ¥			7,891,348
Shareholders' (deficit) / equity:
Ordinary shares, US$0.000125 par value	241	37	46
Additional paid-in capital	13,350,347	2,094,961
Accumulated other comprehensive loss	(339,118)	(53,215)	(195,928)
Accumulated deficit	(6,280,816)	(985,597)	(4,948,593)
Total Zhihu Inc.'s shareholders' (deficit)/equity	6,730,654	1,056,186	(5,144,475)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	¥ 6,816,083	$ 1,069,592	¥ 2,779,325
Common stock per share | $ / shares		$ 0.000125